Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.8%
49,406	iShares 20+ Year Treasury Bond ETF	$5,061,645	1.9
101,132	iShares MSCI EAFE Small-Cap ETF	4,933,219	1.9

	Total Exchange-Traded Funds
	(Cost $14,029,442)	9,994,864	3.8

MUTUAL FUNDS: 95.2%
	Affiliated Investment Companies: 95.2%
2,524,285	Voya Emerging Markets Index Portfolio - Class P2	23,122,453	8.8
5,746,126	Voya International Index Portfolio - Class P2	48,956,990	18.7
1,290,118	Voya Russell Mid Cap Index Portfolio - Class P2	13,030,190	5.0
1,312,336	Voya Russell Small Cap Index Portfolio - Class P2	15,839,895	6.1
9,865,853	Voya U.S. Stock Index Portfolio - Class P2	148,086,455	56.6

	Total Mutual Funds
	(Cost $314,897,731)	249,035,983	95.2

	Total Investments in Securities (Cost $328,927,173)	$259,030,847	99.0
	Assets in Excess of Other Liabilities	2,534,463	1.0
	Net Assets	$261,565,310	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,994,864	$–	$–	$9,994,864
Mutual Funds	249,035,983	–	–	249,035,983
Total Investments, at fair value	$259,030,847	$–	$–	$259,030,847
Other Financial Instruments+
Futures	1,559,472	–	–	1,559,472
Total Assets	$260,590,319	$–	$–	$260,590,319
Liabilities Table
Other Financial Instruments+
Futures	$(1,121,763)	$–	$–	$(1,121,763)
Total Liabilities	$(1,121,763)	$–	$–	$(1,121,763)

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$24,835,656	$14,260,934	$(6,552,137)	$(9,422,000)	$23,122,453	$559,833	$(792,966)	$937,666
Voya International Index Portfolio - Class P2	57,131,964	21,893,914	(10,154,319)	(19,914,569)	48,956,990	1,988,111	(63,147)	-
Voya Russell Mid Cap Index Portfolio - Class P2	14,410,659	4,858,538	(996,076)	(5,242,931)	13,030,190	149,664	221,679	1,063,859
Voya Russell Small Cap Index Portfolio - Class P2	16,628,412	7,386,507	(2,212,876)	(5,962,148)	15,839,895	157,239	(323,286)	1,407,343
Voya U.S. Bond Index Portfolio - Class P2	5,751,971	427,911	(6,404,613)	224,731	-	16,122	(473,964)	-
Voya U.S. Stock Index Portfolio - Class P2	166,660,427	63,319,143	(21,214,106)	(60,679,009)	148,086,455	81,584	4,776,474	14,245,058
	$285,419,089	$112,146,947	$(47,534,127)	$(100,995,926)	$249,035,983	$2,952,553	$3,344,790	$17,653,926

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	60	12/16/22	$5,009,400	$(731,232)
U.S. Treasury 2-Year Note	7	12/30/22	1,437,734	(21,943)
U.S. Treasury Ultra Long Bond	40	12/20/22	5,480,000	(368,588)
			$11,927,134	$(1,121,763)
Short Contracts:
MSCI EAFE Index	(29)	12/16/22	(2,407,870)	264,863
S&P 500® E-Mini	(49)	12/16/22	(8,823,675)	1,294,609
			$(11,231,545)	$1,559,472

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $330,552,449.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,559,472
Gross Unrealized Depreciation	(72,643,365)
Net Unrealized Depreciation	$(71,083,893)